Summary of Significant Accounting Policies - Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,945,391	$ 1,728,488	$ 1,880,332
Accounting Standards Update 2014-09 | Reimbursable voyage costs [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 20,700